Financial instruments and risk management - Interest Bearing Liabilities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Interest bearing liabilities
Deferred and contingent acquisition consideration	$ 105	$ 36
Interest payable on deferred acquisition consideration	$ 0
4.565% Corporate Bond Maturing October 2029
Interest bearing liabilities
Interest rate	4.565%	4.565%	4.565%	4.565%
Amount contracted	$ 650		€ 500	€ 500
Floating rate liabilities | Weighted average interest rate
Interest bearing liabilities
Interest rate	5.10%	6.00%	5.10%	6.00%
Interest bearing liabilities
Interest bearing liabilities
Financial liabilities	$ (3,595)	$ (3,433)
Interest bearing liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	(2,920)	(2,653)
Interest bearing liabilities | Other currencies
Interest bearing liabilities
Financial liabilities	(675)	(780)
Interest bearing liabilities | Floating rate liabilities
Interest bearing liabilities
Financial liabilities	(472)	(852)
Interest bearing liabilities | Floating rate liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	(324)	(628)
Interest bearing liabilities | Floating rate liabilities | Other currencies
Interest bearing liabilities
Financial liabilities	(148)	(224)
Interest bearing liabilities | Fixed rate liabilities
Interest bearing liabilities
Financial liabilities	(3,123)	(2,581)
Interest bearing liabilities | Fixed rate liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	$ (2,596)	$ (2,025)
Interest bearing liabilities | Fixed rate liabilities | US Dollar | Weighted average interest rate
Interest bearing liabilities
Interest rate	3.50%	2.70%	3.50%	2.70%
Time for which rate is fixed	4 years 1 month 6 days	5 years 1 month 6 days
Interest bearing liabilities | Fixed rate liabilities | Other currencies
Interest bearing liabilities
Financial liabilities	$ (527)	$ (556)
Gross borrowings
Interest bearing liabilities
Financial liabilities	(3,125)	(2,885)
Gross borrowings | US Dollar
Interest bearing liabilities
Financial liabilities	(2,594)	(2,324)
Gross borrowings | Other currencies
Interest bearing liabilities
Financial liabilities	(531)	(561)
Currency swaps
Interest bearing liabilities
Financial liabilities	(454)	(548)
Currency swaps | US Dollar
Interest bearing liabilities
Financial liabilities	(310)	(329)
Currency swaps | Other currencies
Interest bearing liabilities
Financial liabilities	(144)	$ (219)
Interest rate swaps
Interest bearing liabilities
Financial liabilities	(16)
Interest rate swaps | US Dollar
Interest bearing liabilities
Financial liabilities	$ (16)